Income Tax-Schedule of Operating Loss Carry Forwards (Details0 - Dec. 31, 2025 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	$ 104,516	¥ 730,893
2026 [Membre]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	10,142	70,925
2027 [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	8,123	56,806
2028 [Membre]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	8,209	57,409
2029 [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	17,242	120,575
Thereafter [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	$ 60,800	¥ 425,178